Pretax Impact on Assets and Liabilities as Result of Unlocking (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Liabilities:
Net increase	$ 65,527	$ 26,175	$ 118,809
Deferred income tax expense	22,934	9,161	41,583
Net increase	42,593	17,014	77,226
Unlocking Of Assumptions
Assets:
Total assets (decrease) increase	(136,906)	(13,970)	(102,769)
Liabilities:
Total liabilities increase (decrease)	(202,433)	(40,145)	(221,578)
Unlocking Of Assumptions | Account balances and future policy benefit reserves
Liabilities:
Total liabilities increase (decrease)	(154,064)	(38,177)	(224,023)
Unlocking Of Assumptions | Unearned Premiums
Liabilities:
Total liabilities increase (decrease)	(48,369)	(1,968)	2,445
Unlocking Of Assumptions | DAC
Assets:
Total assets (decrease) increase	(109,797)	(5,294)	(82,082)
Unlocking Of Assumptions | DSI
Assets:
Total assets (decrease) increase	(32,400)	(8,673)	(20,860)
Unlocking Of Assumptions | VOBA
Assets:
Total assets (decrease) increase	(180)	(120)	116
Unlocking Of Assumptions | Reinsurance Recoverable
Assets:
Total assets (decrease) increase	$ 5,471	$ 117	$ 57